Equity - Summary of Units Issued and Outstanding (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Unit [Line Items]
Units Authorized	9,427	1,500
Units Issued	8,930	1,400
Common Class A-1 [Member]
Capital Unit [Line Items]
Units Authorized	3,896	1,450
Units Issued	3,896	1,363
Common Class A-2 [Member]
Capital Unit [Line Items]
Units Authorized	5,427
Units Issued	4,930
Capital Unit, Class B [Member]
Capital Unit [Line Items]
Units Authorized	104	50
Units Issued	104	37